Earnings Per Common Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of reconciliation of numerator and denominator for basic and diluted earnings per share
Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations:

	For the Three Months Ended March 31,
	2026	2025
Numerator:
Net income attributable to common shareholders	$196	$205

Denominator:
Weighted-average common shares outstanding—Basic	195	195
Effect of dilutive common stock equivalents	—	—
Effect of dilutive forward sale agreements	—	—

Weighted-average common shares outstanding—Diluted	195	195